CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (UNAUDITED) - USD ($) $ in Thousands	Total	Preferred Shares	Common Shares	Additional Paid-in Capital	Treasury stock	Retained Earnings	Accumulated Other Comprehensive Loss	Tsakos Energy Navigation Limited	Non-controlling Interest	Dividends paid ($0.05 and $0.08 per common share for the six months ended June 30, 2017 and June 30, 2016, respectively)	Dividends paid ($0.05 and $0.08 per common share for the six months ended June 30, 2017 and June 30, 2016, respectively) Retained Earnings	Dividends paid ($0.05 and $0.08 per common share for the six months ended June 30, 2017 and June 30, 2016, respectively) Tsakos Energy Navigation Limited	Dividends declared ($0.05 and $0.08 per common share for the six months ended June 30, 2017 and June 30, 2016, respectively)	Dividends declared ($0.05 and $0.08 per common share for the six months ended June 30, 2017 and June 30, 2016, respectively) Retained Earnings	Dividends declared ($0.05 and $0.08 per common share for the six months ended June 30, 2017 and June 30, 2016, respectively) Tsakos Energy Navigation Limited	8% Series B Preferred Shares	8% Series B Preferred Shares Retained Earnings	8% Series B Preferred Shares Tsakos Energy Navigation Limited	8.875% Series C Preferred Shares	8.875% Series C Preferred Shares Retained Earnings	8.875% Series C Preferred Shares Tsakos Energy Navigation Limited	8.75% Series D Preferred Shares	8.75% Series D Preferred Shares Preferred Shares	8.75% Series D Preferred Shares Additional Paid-in Capital	8.75% Series D Preferred Shares Retained Earnings	8.75% Series D Preferred Shares Tsakos Energy Navigation Limited	Common shares	Common shares Additional Paid-in Capital	Common shares Treasury stock	Common shares Retained Earnings	Common shares Tsakos Energy Navigation Limited	9.25% Series E Preferred Shares	9.25% Series E Preferred Shares Preferred Shares	9.25% Series E Preferred Shares Additional Paid-in Capital	9.25% Series E Preferred Shares Retained Earnings	9.25% Series E Preferred Shares Tsakos Energy Navigation Limited
BALANCE, at Dec. 31, 2015	$ 1,415,072	$ 7,400	$ 87,339	$ 752,001	$ 0	$ 567,464	$ (10,727)	$ 1,403,477	$ 11,595
Treasury stock shares, number of shares at Dec. 31, 2015					0
Net income/(loss)	41,725					41,839		41,839	(114)
Purchases of Treasury stock, shares					3,271,576
Purchases of Treasury stock, value	(18,567)				$ (18,567)			(18,567)
Shares granted to non-executive directors, shares					(87,500)
Shares granted to non-executive directors, value	510				$ 510			510
Cash dividends										$ (6,894)	$ (6,894)	$ (6,894)	$ (6,704)	$ (6,704)	$ (6,704)
Dividends paid on preferred shares																$ (2,000)	$ (2,000)	$ (2,000)	$ (2,219)	$ (2,219)	$ (2,219)	$ (3,719)			$ (3,719)	$ (3,719)
Other comprehensive loss	(3,248)						(3,248)	(3,248)
BALANCE, at Jun. 30, 2016	1,413,956	7,400	87,339	752,001	$ (18,057)	587,767	(13,975)	1,402,475	11,481
Treasury stock shares, number of shares at Jun. 30, 2016					3,184,076
BALANCE, at Dec. 31, 2016	1,417,450	7,400	87,339	752,001	$ (20,173)	582,889	(4,313)	1,405,143	12,307
Treasury stock shares, number of shares at Dec. 31, 2016					3,617,786
Net income/(loss)	21,804					21,053		21,053	751
Issuance of shares																																$ 110,496	$ 4,600	$ 105,896		$ 110,496
Sale of Shares, shares																													(650,717)
Sale of Shares, value																						533	$ 25	$ 508		533	$ 2,676	$ (296)	$ 3,622	$ (650)	$ 2,676
Cash dividends										$ (4,214)	$ (4,214)	$ (4,214)	$ (4,221)	$ (4,221)	$ (4,221)
Dividends paid on preferred shares																$ (2,000)	$ (2,000)	$ (2,000)	$ (2,219)	$ (2,219)	$ (2,219)	$ (3,739)			$ (3,739)	$ (3,739)						$ (1,566)			$ (1,566)	$ (1,566)
Other comprehensive loss	(3,196)						(3,196)	(3,196)
BALANCE, at Jun. 30, 2017	$ 1,531,804	$ 12,025	$ 87,339	$ 858,109	$ (16,551)	$ 585,333	$ (7,509)	$ 1,518,746	$ 13,058
Treasury stock shares, number of shares at Jun. 30, 2017					2,967,069